Offerings - Offering: 1	Jun. 13, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered	12,000,000
Proposed Maximum Offering Price per Unit	11.53
Maximum Aggregate Offering Price	$ 138,360,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,182.92
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover additional shares which may be subject to grant or otherwise issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding common stock.
(2)
Represents an additional 12,000,000 shares of common stock, par value $0.0001 per share (“Common Stock”) available for future issuance under the Alphatec Holdings, Inc. 2016 Equity Incentive Plan (the “Equity Plan”) pursuant to an amendment to the Equity Plan approved by the stockholders of Alphatec Holdings, Inc. (the “Company”) on June 11, 2025. The maximum number of shares which may be sold upon the exercise of such options or issuance of stock-based awards granted under the Equity Plan are subject to adjustment in accordance with certain anti-dilution and other provisions of the Equity Plan.
(3)
This estimate is made pursuant to Rules 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share is $11.53, which is the average of the high and low prices for the Registrant’s common stock as reported on The Nasdaq Global Select Market on June 12, 2025.